WSTCM CREDIT SELECT RISK-MANAGED FUND
SCHEDULE OF INVESTMENTS
November 30, 2022 (Unaudited)

EXCHANGE-TRADED FUNDS - 66.7%	Shares	Value
iShares 0-5 Year High Yield Corporate Bond ETF	386,529	$ 16,164,643
iShares U.S. Fallen Angels Bond ETF (The)	712,929	17,801,837
SPDR® Bloomberg Short Term High Yield Bond ETF	651,124	16,167,409
SPDR® Bloomberg High Yield Bond ETF	264,230	24,528,471
VanEck Vectors Fallen Angel High Yield Bond ETF	646,583	17,768,101
TOTAL EXCHANGE-TRADED FUNDS (Cost $91,119,427)		$ 92,430,461

OPEN-END FUNDS - 23.0%	Shares	Value
AB High Income Fund - Advisor Class	689,033	$ 4,561,396
American High-Income Trust - Class F-2	496,090	4,539,221
BlackRock High Yield Bond Fund - Institutional Class	4	24
BrandywineGLOBAL High Yield Fund - Class IS	192,508	1,838,453
Federated Hermes Institutional High Yield Bond Fund - Institutional Class	2	13
Fidelity Capital & Income Fund	485,209	4,507,589
Janus Henderson High-Yield Fund - Class N	419,200	2,926,016
Lord Abbett High Yield Fund - Class I	716,999	4,466,901
MFS High Income Fund - Institutional Class	4	11
Neuberger Berman High Income Bond Fund - Institutional Class	2	14
Osterweis Strategic Income Fund - Class I	446,385	4,664,719
PGIM High Yield Fund - Class Z	4	19
PIMCO High Yield Spectrum Fund - Institutional Class	2	14
TIAA-CREF High-Yield Fund - Institutional Class	2	13
Transamerica High Yield Bond - Class I	2	13
Vanguard High-Yield Corporate Fund - Admiral Shares	843,391	4,385,631
TOTAL OPEN-END FUNDS (Cost $31,543,013)		$ 31,890,047

WSTCM CREDIT SELECT RISK-MANAGED FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 24.2%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 3.56% (a)	11,374,770	$ 11,374,770
First American Treasury Obligations Fund - Class Z, 3.71% (a)	11,040,091	11,040,091
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Class, 3.76% (a)	11,039,960	11,039,960
TOTAL MONEY MARKET FUNDS (Cost $33,454,821)		$ 33,454,821

TOTAL INVESTMENTS AT VALUE - 113.9% (Cost $156,117,261)		$ 157,775,329

LIABILITIES IN EXCESS OF OTHER ASSETS - (13.9%)		(19,288,011)

NET ASSETS - 100.0%		$ 138,487,318

(a)	The rate shown is the 7-day effective yield as of November 30, 2022.